INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating losses carried forward	$ 216,542	$ 205,189
Depreciation and amortization	247,041	157,667
Lease liabilities	39,101	29,277
Other	19,300	16,936
Sub-total	521,984	409,069
Valuation allowances	(477,834)	(374,623)
Total deferred tax assets	44,150	34,446
Deferred tax liabilities
Right-of-use assets	(20,366)	(9,471)
Land use rights	(35,546)	(36,513)
Intangible assets	(8,800)	(9,718)
Unrealized capital allowances	(3,446)	(4,405)
Other	(12,700)	(9,298)
Total deferred tax liabilities	(80,858)	(69,405)
Deferred tax liabilities, net	$ (36,708)	$ (34,959)